Goldman Sachs MarketBeta US Equity ETF Expense Example - Goldman Sachs MarketBeta US Equity ETF - Goldman Sachs MarketBeta US Equity ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	27
Expense Example, with Redemption, 5 Years	49
Expense Example, with Redemption, 10 Years	$ 113